UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY		10010
(Address of principal executive offices)		(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-259-2655

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2016 - August 31, 2016

Item 1 – Schedule of Investments.

The Arbitrage Fund	Portfolio of Investments
August 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 82.95%
Banks - 2.80%
Laurentian Bank of Canada(a)	245,500	$9,191,742
PrivateBancorp, Inc.(b)	800,592	36,787,202
Yadkin Financial Corp.	134,529	3,511,207
		49,490,151
Beverages - 3.50%
SABMiller Plc	1,068,977	61,735,890
Biotechnology - 2.37%
Medivation, Inc.(a)	519,043	41,814,104
Chemicals - 3.80%
Syngenta AG, ADR	209,253	18,257,324
Valspar Corp.(b)	462,810	48,784,802
		67,042,126
Commercial Services - 2.16%
ExamWorks Group, Inc.(a)(c)(d)	983,873	34,484,749
Monster Worldwide, Inc.(a)	1,002,500	3,669,150
		38,153,899
Computers & Computer Services - 2.00%
Fleetmatics Group Plc(a)(e)	473,225	28,331,981
Silicon Graphics International Corp.(a)	899,461	6,934,844
		35,266,825
Construction Materials - 1.33%
Italcementi SpA(a)	1,990,000	23,462,714
Electric - 7.91%
Empire District Electric Co.	287,866	9,735,628
ITC Holdings Corp.(b)	1,975,715	89,341,832
Talen Energy Corp.(a)	543,380	7,504,078
Westar Energy, Inc.(e)	600,560	32,994,767
		139,576,305
Electronics - 7.30%
FEI Co.	675,889	71,961,902
Imprivata, Inc.(a)(b)	1,263,898	24,279,481
Premier Farnell Plc	2,753,478	6,598,703
Rofin-Sinar Technologies, Inc.(a)(e)	812,323	26,002,459
		128,842,545
Food - 2.37%
WhiteWave Foods Co.(a)(b)(e)	756,380	41,926,143
Gas - 7.84%
Piedmont Natural Gas Co., Inc.(b)	912,945	54,867,995
Questar Corp.(b)	3,340,711	83,551,182
		138,419,177
Healthcare - Products - 4.17%
Affymetrix, Inc.(a)(c)(d)	679,125	10,594,350

	Shares	Value
COMMON STOCKS - 82.95% (Continued)
Healthcare - Products - 4.17% (Continued)
St Jude Medical, Inc.(e)	809,782	$63,098,214
		73,692,564
Healthcare - Services - 0.29%
Envision Healthcare Holdings, Inc.(a)	235,683	5,057,757
Home Furnishings - 0.45%
Skullcandy, Inc.(a)	1,255,520	7,934,886
Household Products - 0.67%
Elizabeth Arden, Inc.(a)	848,352	11,842,994
Internet - 6.13%
AVG Technologies N.V.(a)	1,620,427	40,283,815
LinkedIn Corp., Class A(a)(e)	352,402	67,925,486
		108,209,301
Leisure Time - 0.27%
Kuoni Reisen Holding AG(a)	12,804	4,813,460
Lodging - 7.60%
Starwood Hotels & Resorts Worldwide, Inc.(b)	1,732,683	134,213,625
Machinery - Construction & Mining - 0.39%
Joy Global, Inc.(e)	255,200	6,961,856
Media - 2.05%
Media General, Inc.(a)	976,044	17,246,697
Starz, Class A(a)	607,915	18,960,869
		36,207,566
Oil & Gas - 1.25%
InterOil Corp.(a)	233,630	11,466,560
Transocean Partners LLC	938,979	10,563,514
		22,030,074
Packaging & Containers - 0.36%
AEP Industries, Inc.	58,077	6,423,316
Pharmaceuticals - 0.94%
Relypsa, Inc.(a)(e)	519,286	16,611,959
Pipelines - 0.42%
Inter Pipeline Ltd.(a)	341,000	7,441,986
Real Estate Investment Trusts - 0.41%
Parkway Properties, Inc.	246,143	4,430,574
Post Properties, Inc.	43,049	2,853,288
		7,283,862
Retail - 4.08%
CST Brands, Inc.	619,825	29,633,833
Mattress Firm Holding Corp.(a)(f)	546,112	34,923,862
Outerwall, Inc.(f)	47,756	2,481,402

	Shares	Value
COMMON STOCKS - 82.95% (Continued)
Retail - 4.08% (Continued)
Poundland Group Plc	1,693,083	$4,985,685
		72,024,782
Savings & Loans - 1.70%
Astoria Financial Corp.	737,465	11,283,215
EverBank Financial Corp.	980,000	18,806,200
		30,089,415
Semiconductors - 0.34%
Analog Devices, Inc.	6,734	421,279
Fairchild Semiconductor International, Inc.(a)	247,800	4,931,220
Rovi Corp.(a)(e)	27,600	564,972
		5,917,471
Software - 5.75%
Cegid Group SA	72,147	4,925,960
Cvent, Inc.(a)(e)	1,449,484	47,369,137
Interactive Intelligence Group, Inc.(a)	150,000	8,977,500
NetSuite, Inc.(a)(e)	133,018	14,485,660
Press Ganey Holdings, Inc.(a)	336,758	13,567,980
QHR Corp.(a)	1,007,100	2,380,669
Rackspace Hosting, Inc.(a)	309,300	9,727,485
		101,434,391
Telecommunications - 1.57%
Polycom, Inc.(a)(b)	2,231,393	27,758,529
Textiles - 0.73%
G&K Services, Inc., Class A	132,362	12,882,794

TOTAL COMMON STOCKS (Cost $1,448,250,019)		1,464,562,467

RIGHTS - 0.47%
Casa Ley CVR, Expires 01/30/2018(a)(c)(d)	6,223,326	2,535,383
Chelsea Therapeutics CVR, Expires 03/31/2018(a)(c)(d)	2,389,273	70,484
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(c)(d)	119,343	—
Leap Wireless International CVR, Expires 03/13/2017(a)(d)	1,783,190	5,527,889
PDC CVR, Expires 12/31/2016(a)(c)(d)	6,223,326	146,870
Trius Therapeutics CVR, Expires 02/15/2017(a)(c)(d)	1,034,403	44,376

TOTAL RIGHTS (Cost $11,220,382)		8,325,002

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.00%(g)
Great Plains Energy, Inc.:
	09/2016	$30.00	775	$3,875

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.03% (Continued)
Call Options Purchased - 0.00%(g) (Continued)
	12/2016	$30.00	666	$18,315
LinkedIn Corp., Class A	09/2016	200.00	505	2,525

TOTAL CALL OPTIONS PURCHASED (Cost $182,589)				24,715

Put Options Purchased - 0.03%
Cvent, Inc.	10/2016	30.00	76	7,410
Exxon Mobil Corp.:
	10/2016	85.00	120	15,180
	10/2016	87.50	120	26,100
	01/2017	85.00	150	48,375
	01/2017	90.00	50	28,500
LinkedIn Corp., Class A	11/2016	160.00	462	16,170
Lions Gate Entertainment Corp.	12/2016	22.00	393	101,197
Marketo, Inc.	09/2016	25.00	19	0
Rofin-Sinar Technologies, Inc.:
	09/2016	25.00	761	66,588
	09/2016	30.00	791	5,933
Rovi Corp.	10/2016	15.00	1,100	52,250
St Jude Medical, Inc.:
	10/2016	70.00	941	134,092
	12/2016	70.00	68	18,700
Westar Energy, Inc.	12/2016	50.00	882	77,175

TOTAL PUT OPTIONS PURCHASED (Cost $791,755)				597,670

TOTAL PURCHASED OPTIONS (Cost $974,344)				622,385

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 14.78%
Money Market Funds
State Street Institutional U.S. Government Money Market Fund(h)	0.258	%(i)	16,074,684	16,074,684
State Street Institutional Liquid Reserves Fund	0.423	%(i)	220,179,495	220,179,495
				236,254,179
Time Deposit
State Street Bank Euro Dollar Time Deposit			24,740,794	24,740,794

TOTAL SHORT-TERM INVESTMENTS (Cost $260,994,973)				260,994,973

Total Investments - 98.23% (Cost $1,721,439,718)				1,734,504,827

Other Assets in Excess of Liabilities - 1.77%(j)				31,215,031

NET ASSETS - 100.00%				$1,765,719,858

Portfolio Footnotes

(a)	Non-income-producing security.
(b)

Security, or a portion of security, is being held as collateral for short sales or written option contracts. At August 31, 2016, the aggregate market value of those securities was $293,081,250, representing 16.60% of net assets.

(c)

Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2016, the total market value of these securities was $47,876,212, representing 2.71% of net assets.

(d)	Security considered illiquid. On August 31, 2016, the total market value of these securities was $53,404,101, representing 3.02% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)	All or a portion of this security is out on loan.
(g)	Less than 0.005% of net assets.
(h)	Represents an investment of securities lending cash collateral.
(i)	Rate shown is the 7-day effective yield as of August 31, 2016.
(j)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2016 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
01/01/2016	Affymetrix, Inc.	$9,338,481	$10,594,350	0.60%
01/30/2015	Casa Ley CVR	6,316,054	2,535,383	0.14
06/24/2014	Chelsea Therapeutics CVR	—	70,484	0.01
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
05/20/2016	ExamWorks Group, Inc.	34,249,279	34,484,749	1.95
03/14/2014	Leap Wireless International CVR	4,600,630	5,527,889	0.31
01/30/2015	PDC CVR	303,698	146,870	0.01
09/12/2013	Trius Therapeutics CVR	—	44,376	0.00
			$53,404,101	3.02%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.66%)
Banks - (2.04%)
Canadian Imperial Bank of Commerce	(292,794)	$(23,212,708)
FNB Corp.	(290,600)	(3,629,595)
Laurentian Bank of Canada	(245,500)	(9,202,974)
		(36,045,277)
Electric - (2.81%)
Fortis, Inc.	(1,481,791)	(46,609,638)
Great Plains Energy, Inc.	(107,501)	(2,919,727)
		(49,529,365)
Entertainment - (0.44%)
Lions Gate Entertainment Corp.	(373,151)	(7,821,245)
Healthcare - Products - (1.66%)
Abbott Laboratories	(699,164)	(29,378,871)
Healthcare - Services - (0.29%)
Amsurg Corp.	(78,716)	(5,110,243)
Lodging - (5.61%)
Marriott International, Inc., Class A	(1,389,113)	(99,085,430)
Media - (0.36%)
Nexstar Broadcasting Group, Inc., Class A	(122,116)	(6,437,956)
Oil & Gas - (0.59%)
Transocean Ltd.	(1,072,893)	(10,407,062)
Packaging & Containers - (0.19%)
Berry Plastics Group, Inc.	(72,582)	(3,294,497)
Pipelines - (0.42%)
Inter Pipeline Ltd.	(341,000)	(7,415,983)
Real Estate Investment Trusts - (0.42%)
Cousins Properties, Inc.	(404,632)	(4,459,044)
Mid-America Apartment Communities, Inc.	(30,629)	(2,878,820)
		(7,337,864)
Savings & Loans - (0.63%)
New York Community Bancorp, Inc.	(737,322)	(11,140,935)
Semiconductors - (0.10%)
Linear Technology Corp.	(29,000)	(1,688,960)
Software - (0.10%)
inContact, Inc.	(126,461)	(1,756,543)

TOTAL COMMON STOCKS (Proceeds $269,420,104)		(276,450,231)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
RIGHTS - (0.00%)(a)
Chelsea Therapeutics CVR, Expires 03/31/2018	(1,100)	$(33)

TOTAL RIGHTS (Proceeds $0)		(33)

TOTAL SECURITIES SOLD SHORT (Proceeds $269,420,104)		$(276,450,264)

(a)	Less than 0.005% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Exxon Mobil Corp.:
	01/2017	$95.00	(50)	$(3,625)
	01/2017	97.50	(100)	(4,000)
	01/2017	100.00	(50)	(975)
Fleetmatics Group Plc	10/2016	60.00	(1,534)	(34,515)
Joy Global, Inc.	09/2016	28.00	(95)	(3,087)
Marketo, Inc.:
	09/2016	35.00	(47)	0
	09/2016	40.00	(19)	0
NetSuite, Inc.	09/2016	110.00	(86)	(1,290)
Relypsa, Inc.	09/2016	32.00	(1,991)	(4,977)
Rovi Corp.	10/2016	20.00	(547)	(86,153)
St Jude Medical, Inc.	09/2016	80.00	(1,009)	(88,288)
WhiteWave Foods Co.	10/2016	60.00	(476)	(2,380)

TOTAL WRITTEN CALL OPTIONS (Premiums received $340,989)				(229,290)

Written Put Options
Joy Global, Inc.:
	09/2016	27.50	(9)	(419)
	09/2016	27.50	(2)	(305)
	09/2016	27.00	(286)	(6,006)
LinkedIn Corp., Class A	09/2016	180.00	(504)	(3,780)
NetSuite, Inc.	09/2016	105.00	(86)	(430)
St Jude Medical, Inc.:
	09/2016	70.00	(978)	(51,345)
	09/2016	75.00	(32)	(3,520)

TOTAL WRITTEN PUT OPTIONS (Premiums received $125,612)				(65,805)

TOTAL WRITTEN OPTIONS (Premiums received $466,601)				$(295,095)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	ARM Holdings Plc	Paid 1 Month-LIBOR plus 50 bps	07/29/2017	$(47,886,298)	$679,253
Goldman Sachs	Home Retail Group Plc	Paid 1 Month-LIBOR plus 55 bps	07/29/2017	(13,124,000)	591,574
Morgan Stanley	Home Retail Group Plc	Paid 1 Month-LIBOR plus 90 bps	07/29/2017	(2,316,000)	104,395
Goldman Sachs	Wireless Group Plc	Paid 1 Month-LIBOR plus 50 bps	07/29/2017	(3,684,000)	126,062
Morgan Stanley	SABMiller Plc	Paid 1 Month-LIBOR plus 50 bps	08/04/2017	(2,850,099)	35,954
				$(69,860,397)	$1,537,238

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
Goldman Sachs	Poundland Group Plc	Paid 1 Month-LIBOR plus 100 bps	07/29/2017	$(5,326,574)	$(60,428)
Goldman Sachs	SABMiller Plc	Paid 1 Month-LIBOR plus 55 bps	07/29/2017	(8,471,570)	(40,324)
Goldman Sachs	J Sainsbury Plc	Received 1 Month-LIBOR plus 75 bps	07/29/2017	6,120,026	(573,269)
Morgan Stanley	J Sainsbury Plc	Received 1 Month-LIBOR plus 75 bps	07/29/2017	1,080,005	(101,165)
Goldman Sachs	Premier Farnell Plc	Paid 1 Month-LIBOR plus 60 bps	08/26/2017	(1,593,116)	(2,507)
				$(8,191,229)	$(777,693)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	595,900	Purchase	09/15/2016	$454,434	$2,208
CAD	Goldman Sachs	4,348,300	Sale	09/15/2016	3,316,016	41,745
CHF	Goldman Sachs	4,896,300	Sale	09/15/2016	4,981,788	123,454
EUR	Goldman Sachs	6,404,600	Purchase	09/15/2016	7,147,725	110,138
EUR	Goldman Sachs	29,706,398	Sale	09/15/2016	33,153,230	419,847
GBP	Goldman Sachs	744,000	Purchase	09/15/2016	977,251	5,763
GBP	Goldman Sachs	70,547,900	Sale	09/15/2016	92,665,319	6,400,219
SEK	Goldman Sachs	134,185,000	Purchase	09/15/2016	15,683,939	7,705
SEK	Goldman Sachs	83,917,900	Sale	09/15/2016	9,808,572	231,199
						$7,342,278

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	964,300	Purchase	09/15/2016	$735,377	$(11,833)
CAD	Goldman Sachs	333,900	Sale	09/15/2016	254,633	(1,621)
EUR	Goldman Sachs	1,734,200	Purchase	09/15/2016	1,935,419	(38,078)
EUR	Goldman Sachs	3,937,500	Sale	09/15/2016	4,394,368	(3,119)
GBP	Goldman Sachs	15,836,800	Purchase	09/15/2016	20,801,783	(185,641)
GBP	Goldman Sachs	778,900	Sale	09/15/2016	1,023,092	(16,647)
SEK	Goldman Sachs	50,267,100	Sale	09/15/2016	5,875,367	(26,167)
						$(283,106)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	4.75%
Netherlands	2.28%
Ireland	1.61%
Italy	1.33%
Switzerland	1.31%
Canada	1.08%
Singapore	0.65%
France	0.28%
United States	84.94%
Other Assets in Excess of Liabilities	1.77%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

SpA - Societa per Azione

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Banks	$49,490,151	$—	$—	$49,490,151
Beverages	61,735,890	—	—	61,735,890
Biotechnology	41,814,104	—	—	41,814,104
Chemicals	67,042,126	—	—	67,042,126
Commercial Services	3,669,150	34,484,749	—	38,153,899
Computers & Computer Services	35,266,825	—	—	35,266,825
Construction Materials	23,462,714	—	—	23,462,714
Electric	139,576,305	—	—	139,576,305
Electronics	128,842,545	—	—	128,842,545
Food	41,926,143	—	—	41,926,143
Gas	138,419,177	—	—	138,419,177
Healthcare - Products	63,098,214	10,594,350	—	73,692,564
Healthcare - Services	5,057,757	—	—	5,057,757
Home Furnishings	7,934,886	—	—	7,934,886
Household Products	11,842,994	—	—	11,842,994
Internet	108,209,301	—	—	108,209,301
Leisure Time	4,813,460	—	—	4,813,460
Lodging	134,213,625	—	—	134,213,625
Machinery - Construction & Mining	6,961,856	—	—	6,961,856
Media	36,207,566	—	—	36,207,566
Oil & Gas	22,030,074	—	—	22,030,074
Packaging & Containers	6,423,316	—	—	6,423,316
Pharmaceuticals	16,611,959	—	—	16,611,959
Pipelines	7,441,986	—	—	7,441,986
Real Estate Investment Trusts	7,283,862	—	—	7,283,862
Retail	72,024,782	—	—	72,024,782
Savings & Loans	30,089,415	—	—	30,089,415
Semiconductors	5,917,471	—	—	5,917,471
Software	101,434,391	—	—	101,434,391
Telecommunications	27,758,529	—	—	27,758,529
Textiles	12,882,794	—	—	12,882,794
Rights	—	5,527,889	2,797,113	8,325,002
Purchased Options	622,385	—	—	622,385
Short-Term Investments	260,994,973	—	—	260,994,973
TOTAL	$1,681,100,726	$50,606,988	$2,797,113	$1,734,504,827

*	Refer to footnote 2 where leveling hierarchy is defined.

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$7,342,278	$—	$7,342,278
Equity Swaps	—	1,537,238	—	1,537,238
Liabilities
Common Stocks**	(276,450,231)	—	—	(276,450,231)
Rights	—	—	(33)	(33)
Written Options	(295,095)	—	—	(295,095)
Forward Foreign Currency Exchange Contracts	—	(283,106)	—	(283,106)
Equity Swaps	—	(777,693)	—	(777,693)
TOTAL	$(276,745,326)	$7,818,717	$(33)	$(268,926,642)

**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred.

Transfers from Level 1 to Level 2 at August 31, 2016 in the amount of $12,882,488 were due to the application of fair value pricing pursuant to Fair Valuation procedures approved by the Board of Trustees.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2016:

Investments in Securities	Balance as of May 31, 2016	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016	Net change in Unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at August 31, 2016

Rights	$2,853,976	$—	$(56,863)	$—	$—	$—	$—	$2,797,113	$(56,863)
Total	$2,853,976	$—	$(56,863)	$—	$—	$—	$—	$2,797,113	$(56,863)

Other Financial Instruments	Balance as of May 31, 2016	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016	Net change in Unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at August 31, 2016

Rights	$(65)	$—	$32	$—	$—	$—	$—	$(33)	$32
Total	$(65)	$—	$32	$—	$—	$—	$—	$(33)	$32

The Arbitrage Event-Driven Fund	Portfolio of Investments
August 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 64.66%
Beverages - 3.95%
SABMiller Plc	114,267	$6,599,183
Biotechnology - 2.37%
Medivation, Inc.(a)	49,163	3,960,571
Chemicals - 4.59%
Agrium, Inc.	13,350	1,286,406
Syngenta AG, ADR	19,960	1,741,510
Valspar Corp.(b)	43,975	4,635,405
		7,663,321
Commercial Services - 0.09%
ExamWorks Group, Inc.(a)(c)(d)	4,084	143,144
Computers & Computer Services - 3.95%
Accenture Plc, Class A	2,482	285,430
CGI Group, Inc., Class A(a)	10,191	496,200
Cognizant Technology Solutions Corp., Class A(a)	4,698	269,853
Electronics For Imaging, Inc.(a)	14,826	698,008
Genpact Ltd.(a)	6,884	162,875
Hewlett Packard Enterprise Co.	114,737	2,464,551
International Business Machines Corp.	1,502	238,638
Leidos Holdings, Inc.	48,937	1,982,438
		6,597,993
Electric - 7.36%
ITC Holdings Corp.(b)	187,831	8,493,718
Talen Energy Corp.(a)	44,898	620,041
Westar Energy, Inc.(e)	57,767	3,173,719
		12,287,478
Electronics - 1.88%
Premier Farnell Plc	264,939	634,926
Rofin-Sinar Technologies, Inc.(a)(e)	78,402	2,509,648
		3,144,574
Food - 3.41%
Nomad Foods Ltd.(a)	99,807	1,166,744
SUPERVALU, Inc.(a)	98,967	542,339
WhiteWave Foods Co.(a)(b)(e)	71,715	3,975,163
		5,684,246
Gas - 3.12%
Piedmont Natural Gas Co., Inc.	86,604	5,204,900
Healthcare - Products - 4.18%
Affymetrix, Inc.(a)(c)(d)	64,469	1,005,716
St Jude Medical, Inc.(e)	76,655	5,972,958
		6,978,674
Home Furnishings - 0.45%
Skullcandy, Inc.(a)	118,921	751,581

	Shares	Value
COMMON STOCKS - 64.66% (Continued)
Household Products - 0.51%
Procter & Gamble Co.	9,709	$847,693
Internet - 8.01%
AVG Technologies N.V.(a)	153,344	3,812,132
FireEye, Inc.(a)	39,092	561,361
LinkedIn Corp., Class A(a)(b)(e)	33,307	6,419,924
Yahoo!, Inc.(a)(b)	60,130	2,570,558
		13,363,975
Lodging - 6.99%
Starwood Hotels & Resorts Worldwide, Inc.(b)	150,526	11,659,744
Machinery - Construction & Mining - 0.40%
Joy Global, Inc.(e)	24,500	668,360
Media - 2.24%
Comcast Corp., Class A	40,110	2,617,579
Nexstar Broadcasting Group, Inc., Class A(b)(e)	21,167	1,115,924
		3,733,503
Office/Business Equip - 0.38%
Canon, Inc., Sponsored ADR	22,238	636,674
Oil & Gas - 0.66%
InterOil Corp.(a)	22,580	1,108,226
Pharmaceuticals - 0.95%
Relypsa, Inc.(a)(e)	49,424	1,581,074
Real Estate Investment Trusts - 0.16%
Post Properties, Inc.	4,064	269,362
Retail - 2.34%
Cabela’s, Inc.(a)	8,530	417,884
CST Brands, Inc.	58,829	2,812,615
Outerwall, Inc.	4,554	236,626
Poundland Group Plc	147,517	434,399
		3,901,524
Semiconductors - 0.18%
Intel Corp.	7,145	256,434
Rovi Corp.(a)(e)	2,400	49,128
		305,562
Software - 4.22%
CA, Inc.	6,939	235,301
Cvent, Inc.(a)(b)(e)	138,997	4,542,422
Imperva, Inc.(a)(e)	13,652	614,477
NetSuite, Inc.(a)(e)	12,836	1,397,840
Oracle Corp.	5,908	243,528
		7,033,568
Telecommunications - 2.27%
Infoblox, Inc.(a)	54,546	1,170,557

	Shares	Value
COMMON STOCKS - 64.66% (Continued)
Telecommunications - 2.27% (Continued)
Polycom, Inc.(a)(b)	211,014	$2,625,014
		3,795,571
TOTAL COMMON STOCKS (Cost $105,817,952)		107,920,501

EXCHANGE-TRADED FUNDS - 1.09%
Equity Funds - 1.09%
Consumer Staples Select Sector SPDR® Fund	11,188	608,851
Industrial Select Sector SPDR® Fund	4,833	283,165
SPDR® S&P® Homebuilders ETF	25,819	933,099
		1,825,115
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,690,496)		1,825,115

RIGHTS - 0.36%
Casa Ley CVR, Expires 01/30/2018(a)(c)(d)	891,084	363,028
Chelsea Therapeutics CVR, Expires 03/31/2018(a)(c)(d)	434,520	12,818
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(c)(d)	34,500	—
Leap Wireless International CVR, Expires 03/13/2017(a)(d)	64,802	200,886
PDC CVR, Expires 12/31/2016(a)(c)(d)	891,084	21,030
Trius Therapeutics CVR, Expires 02/15/2017(a)(c)(d)	103,378	4,435

TOTAL RIGHTS (Cost $1,115,035)		602,197

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 16.71%
Electric - 4.10%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.(f)(g)	03/01/2022	11.750%	$4,164,694	$5,075,721
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., PIK (12.25% PIK)(f)(g)	12/01/2018	11.250%	1,759,000	1,772,192
				6,847,913
Entertainment - 0.65%
DreamWorks Animation LLC(f)	08/15/2020	6.875%	1,035,000	1,090,631
Household Products/Wares - 1.15%
Sun Products Corp.(f)	03/15/2021	7.750%	1,839,000	1,910,261
Insurance - 1.96%
Ambac Assurance Corp.(f)	06/07/2020	5.100%	2,839,421	3,272,433
Media - 2.41%
CSC Holdings LLC(f)	10/15/2025	10.875%	1,710,000	2,004,975

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 16.71% (Continued)
Media - 2.41% (Continued)
LIN Television Corp.(b)	01/15/2021	6.375%	$1,926,000	$2,012,670
				4,017,645
Mining - 1.16%
Thompson Creek Metals Co., Inc.
	06/01/2018	7.375%	595,000	577,150
	05/01/2019	12.500%	1,311,000	1,356,885
				1,934,035
Miscellaneous Manufacturing - 1.82%
LSB Industries, Inc.	08/01/2019	7.750%	2,949,000	3,037,470
Telecommunications - 3.46%
Frontier Communications Corp.	09/15/2025	11.000%	2,104,000	2,272,320
Sprint Communications, Inc.
	12/01/2016	6.000%	2,780,000	2,807,800
	03/01/2017	9.125%	669,000	688,235
				5,768,355
TOTAL CORPORATE BONDS & NOTES (Cost $26,748,239)				27,878,743
CONVERTIBLE CORPORATE BONDS - 1.68%
Home Furnishings - 1.68%
TiVo, Inc.	10/01/2021	2.000%	2,811,000	2,795,188

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,770,726)				2,795,188

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.11%
Call Options Purchased - 0.09%
Great Plains Energy, Inc.:
	09/2016	$30.00	75	$375
	12/2016	30.00	63	1,732
LinkedIn Corp., Class A	09/2016	200.00	47	235
Molson Coors Brewing Co., Class B	10/2016	97.50	107	77,575
Symantec Corp.:
	09/2016	25.00	244	3,660
	09/2016	26.00	242	1,694
T-Mobile US, Inc.:
	09/2016	48.00	104	3,120
	11/2016	48.00	362	55,205
TOTAL CALL OPTIONS PURCHASED (Cost $164,760)				143,596

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.11% (Continued)
Put Options Purchased - 0.02%
Cvent, Inc.	10/2016	$30.00	7	$683
LinkedIn Corp., Class A	11/2016	160.00	44	1,540
Marketo, Inc.	09/2016	25.00	2	0
Rofin-Sinar Technologies, Inc.:
	09/2016	25.00	74	6,475
	09/2016	30.00	124	930
Rovi Corp.	10/2016	15.00	96	4,560
St Jude Medical, Inc.:
	10/2016	70.00	89	12,682
	12/2016	70.00	6	1,650
Westar Energy, Inc.	12/2016	50.00	91	7,962

TOTAL PUT OPTIONS PURCHASED (Cost $56,659)				36,482

TOTAL PURCHASED OPTIONS (Cost $221,419)				180,078

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 13.89%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.423	%(h)	20,840,499	20,840,499
Time Deposit
State Street Bank Euro Dollar Time Deposit			2,345,838	2,345,838

TOTAL SHORT-TERM INVESTMENTS (Cost $23,186,337)				23,186,337

Total Investments - 98.50% (Cost $161,550,204)				164,388,159

Other Assets in Excess of Liabilities - 1.50%(i)				2,509,422

NET ASSETS - 100.00%				$166,897,581

Portfolio Footnotes

(a)	Non-income-producing security.
(b)

Security, or a portion of security, is being held as collateral for short sales or written option contracts. At August 31, 2016, the aggregate market value of those securities was $28,210,250, representing 16.90% of net assets.

(c)

Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2016, the total market value of these securities was $1,550,171, representing 0.93% of net assets.

(d)	Security considered illiquid. On August 31, 2016, the total market value of these securities was $1,751,057, representing 1.05% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2016, these securities had a total value of $15,126,213 or 9.06% of net assets.

(g)	Security in default on interest payments.
(h)	Rate shown is the 7-day effective yield as of August 31, 2016.
(i)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2016 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
01/01/2016	Affymetrix, Inc.	$886,419	$1,005,716	0.60%
01/30/2015	Casa Ley CVR	904,361	363,028	0.22
06/24/2014	Chelsea Therapeutics CVR	—	12,818	0.01
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
05/23/2016	ExamWorks Group, Inc.	141,850	143,144	0.09
03/17/2014	Leap Wireless International CVR	167,189	200,886	0.12
01/30/2015	PDC CVR	43,485	21,030	0.01
09/12/2013	Trius Therapeutics CVR	—	4,435	0.00
			$1,751,057	1.05%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (24.12%)
Beverages - (0.66%)
Molson Coors Brewing Co., Class B	(10,697)	$(1,094,517)
Chemicals - (0.87%)
Potash Corp. of Saskatchewan, Inc.	(80,100)	(1,449,810)
Computers & Computer Services - (2.43%)
Computer Sciences Corp.	(32,318)	(1,520,238)
International Business Machines Corp.	(3,476)	(552,267)
Leidos Holdings, Inc.	(48,937)	(1,982,438)
		(4,054,943)
Construction Materials - (0.58%)
Armstrong World Industries, Inc.	(22,321)	(970,294)
Electric - (2.82%)
Fortis, Inc.	(140,921)	(4,432,660)
Great Plains Energy, Inc.	(10,267)	(278,852)
		(4,711,512)
Food - (0.20%)
Kroger Co.	(1,559)	(49,873)
SpartanNash Co.	(3,845)	(123,117)
Sprouts Farmers Market, Inc.	(2,227)	(50,174)
United Natural Foods, Inc.	(2,420)	(110,352)
		(333,516)
Healthcare - Products - (1.67%)
Abbott Laboratories	(66,220)	(2,782,564)
Healthcare - Services - (0.70%)
Aetna, Inc.	(9,992)	(1,170,263)
Internet - (2.56%)
Alibaba Group Holding Ltd., Sponsored ADR	(24,323)	(2,363,952)
Symantec Corp.	(79,252)	(1,912,351)
		(4,276,303)
Lodging - (5.16%)
Marriott International, Inc., Class A	(120,692)	(8,608,960)
Machinery - Diversified - (0.19%)
Manitowoc Foodservice, Inc.	(19,435)	(313,487)
Media - (2.46%)
Cable One, Inc.	(2,099)	(1,135,811)
Charter Communications, Inc., Class A	(8,793)	(2,261,648)
Gray Television, Inc.	(19,310)	(216,851)
Sinclair Broadcast Group, Inc., Class A	(9,172)	(261,219)
TEGNA, Inc.	(11,478)	(232,544)
		(4,108,073)
Office/Business Equip - (0.78%)
Xerox Corp.	(132,369)	(1,303,835)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (24.12%) (Continued)
Real Estate Investment Trusts - (0.16%)
Mid-America Apartment Communities, Inc.	(2,892)	$(271,819)
Semiconductors - (0.36%)
Intel Corp.	(16,618)	(596,420)
Software - (0.10%)
inContact, Inc.	(12,224)	(169,791)
Telecommunications - (2.42%)
Cisco Systems, Inc.	(18,128)	(569,944)
Frontier Communications Corp.	(20,434)	(93,997)
LogMeIn, Inc.	(14,875)	(1,242,063)
T-Mobile US, Inc.	(46,033)	(2,133,169)
		(4,039,173)
TOTAL COMMON STOCKS (Proceeds $38,892,462)		(40,255,280)

EXCHANGE-TRADED FUNDS - (0.97%)
Equity Funds - (0.97%)
Consumer Staples Select Sector SPDR® Fund	(28,494)	(1,550,644)
SPDR® S&P® Retail ETF	(1,476)	(65,638)
		(1,616,282)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,564,147)		(1,616,282)

RIGHTS - (0.00%)(a)
Chelsea Therapeutics CVR, Expires 03/31/2018	(200)	(6)

TOTAL RIGHTS (Proceeds $0)		(6)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (2.74%)
Computers & Computer Services - (0.18%)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	06/15/2023	5.450%	$(282,000)	$(300,436)
Media - (1.25%)
CSC Holdings LLC	06/01/2024	5.250%	(2,148,000)	(2,090,262)
Oil & Gas Services - (0.86%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(1,531,000)	(1,440,184)
Telecommunications - (0.45%)
CenturyLink, Inc.	04/01/2025	5.625%	(763,000)	(743,925)

TOTAL CORPORATE BONDS (Proceeds $4,350,567)				(4,574,807)

TOTAL SECURITIES SOLD SHORT (Proceeds $44,807,176)				$(46,446,375)

(a)	Less than 0.005% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Imperva, Inc.	09/2016	$50.00	(25)	$(1,188)
Joy Global, Inc.	09/2016	28.00	(9)	(292)
Marketo, Inc.:
	09/2016	35.00	(5)	0
	09/2016	40.00	(2)	0
Molson Coors Brewing Co., Class B:
	09/2016	105.00	(10)	(700)
	09/2016	105.00	(21)	(1,470)
	09/2016	110.00	(17)	(127)
	10/2016	105.00	(25)	(6,688)
NetSuite, Inc.	09/2016	110.00	(8)	(120)
Nexstar Broadcasting Group, Inc., Class A	09/2016	55.00	(61)	(3,203)
Relypsa, Inc.	09/2016	32.00	(192)	(480)
Rovi Corp.	10/2016	20.00	(48)	(7,560)
St Jude Medical, Inc.	09/2016	80.00	(95)	(8,313)
T-Mobile US, Inc.:
	09/2016	48.00	(27)	(810)
	09/2016	48.00	(27)	(391)
WhiteWave Foods Co.	10/2016	60.00	(45)	(225)

TOTAL WRITTEN CALL OPTIONS (Premiums received $46,752)				(31,567)

Written Put Options
Charter Communications, Inc., Class A	09/2016	250.00	(6)	(1,590)
Imperva, Inc.	09/2016	40.00	(25)	(625)
Joy Global, Inc.:
	09/2016	27.50	(1)	(46)
	09/2016	27.00	(26)	(546)
LinkedIn Corp., Class A	09/2016	180.00	(47)	(352)
Molson Coors Brewing Co., Class B:
	09/2016	90.00	(10)	(300)
	09/2016	95.00	(38)	(1,805)
NetSuite, Inc.	09/2016	105.00	(8)	(40)
St Jude Medical, Inc.:
	09/2016	70.00	(92)	(4,830)
	09/2016	75.00	(3)	(330)
T-Mobile US, Inc.:
	09/2016	45.00	(27)	(351)
	09/2016	45.00	(27)	(621)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
	09/2016	$45.00	(35)	$(1,383)
	09/2016	46.00	(35)	(2,485)

TOTAL WRITTEN PUT OPTIONS (Premiums received $33,729)				(15,304)

TOTAL WRITTEN OPTIONS (Premiums received $80,481)				$(46,871)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	ARM Holdings Plc	Paid 1 Month-LIBOR plus 50 bps	07/29/2017	$(4,534,819)	$64,960
Morgan Stanley	SABMiller Plc	Paid 1 Month-LIBOR plus 50 bps	08/04/2017	(263,024)	3,318
				$(4,797,843)	$68,278

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
Goldman Sachs	Poundland Group Plc	Paid 1 Month-LIBOR plus 100 bps	07/29/2017	$(532,752)	$(6,095)
Goldman Sachs	SABMiller Plc	Paid 1 Month-LIBOR plus 55 bps	07/29/2017	(1,402,460)	(6,675)
Goldman Sachs	Premier Farnell Plc	Paid 1 Month-LIBOR plus 60 bps	08/26/2017	(142,362)	(224)
				$(2,077,574)	$(12,994)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	2,382,500	Sale	09/15/2016	$1,816,896	$8,589
CHF	Goldman Sachs	17,000	Sale	09/15/2016	17,297	379
EUR	Goldman Sachs	622,700	Purchase	09/15/2016	694,952	10,708
EUR	Goldman Sachs	635,100	Sale	09/15/2016	708,791	9,471
GBP	Goldman Sachs	60,600	Purchase	09/15/2016	79,599	469
GBP	Goldman Sachs	7,101,400	Sale	09/15/2016	9,327,756	641,756
SEK	Goldman Sachs	12,976,500	Purchase	09/15/2016	1,516,732	745
SEK	Goldman Sachs	7,973,000	Sale	09/15/2016	931,908	22,165
ZAR	Goldman Sachs	4,145,000	Purchase	09/15/2016	281,217	12,264
						$706,546

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	2,382,500	Purchase	09/15/2016	$1,816,896	$(32,822)
EUR	Goldman Sachs	12,400	Purchase	09/15/2016	13,839	(215)
GBP	Goldman Sachs	1,423,700	Purchase	09/15/2016	1,870,043	(16,705)
GBP	Goldman Sachs	145,900	Sale	09/15/2016	191,641	(2,281)
SEK	Goldman Sachs	5,003,500	Sale	09/15/2016	584,823	(2,646)
ZAR	Goldman Sachs	4,145,000	Sale	09/15/2016	281,217	(11,122)
						$(65,791)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	5.29%
Netherlands	2.28%
Canada	1.07%
Switzerland	1.04%
Singapore	0.66%
Japan	0.38%
Ireland	0.17%
United States	87.61%
Other Assets in Excess of Liabilities	1.50%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PIK - Payment-in-kind

Plc - Public Limited Company

SEK - Swedish krona

SPDR - Standard & Poor’s Depositary Receipt

ZAR - South African rand

The following table summarizes The Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Beverages	$6,599,183	$—	$—	$6,599,183
Biotechnology	3,960,571	—	—	3,960,571
Chemicals	7,663,321	—	—	7,663,321
Commercial Services	—	143,144	—	143,144
Computers & Computer Services	6,597,993	—	—	6,597,993
Electric	12,287,478	—	—	12,287,478
Electronics	3,144,574	—	—	3,144,574
Food	5,684,246	—	—	5,684,246
Gas	5,204,900	—	—	5,204,900
Healthcare - Products	5,972,958	1,005,716	—	6,978,674
Home Furnishings	751,581	—	—	751,581
Household Products	847,693	—	—	847,693
Internet	13,363,975	—	—	13,363,975
Lodging	11,659,744	—	—	11,659,744
Machinery - Construction & Mining	668,360	—	—	668,360
Media	3,733,503	—	—	3,733,503
Office/Business Equip	636,674	—	—	636,674
Oil & Gas	1,108,226	—	—	1,108,226
Pharmaceuticals	1,581,074	—	—	1,581,074
Real Estate Investment Trusts	269,362	—	—	269,362
Retail	3,901,524	—	—	3,901,524
Semiconductors	305,562	—	—	305,562
Software	7,033,568	—	—	7,033,568
Telecommunications	3,795,571	—	—	3,795,571
Exchange-Traded Funds**	1,825,115	—	—	1,825,115
Rights	—	200,886	401,311	602,197
Corporate Bonds**	—	27,878,743	—	27,878,743
Convertible Corporate Bonds**	—	2,795,188	—	2,795,188
Purchased Options	180,078	—	—	180,078
Short-Term Investments	23,186,337	—	—	23,186,337
TOTAL	$131,963,171	$32,023,677	$401,311	$164,388,159

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$706,546	$—	$706,546
Equity Swaps	—	68,278	—	68,278
Liabilities
Common Stocks**	(40,255,280)	—	—	(40,255,280)
Exchange-Traded Funds**	(1,616,282)	—	—	(1,616,282)
Rights	—	—	(6)	(6)
Corporate Bonds**	—	(4,574,807)	—	(4,574,807)
Written Options	(46,871)	—	—	(46,871)
Forward Foreign Currency Exchange Contracts	—	(65,791)	—	(65,791)
Equity Swaps	—	(12,994)	—	(12,994)
TOTAL	$(41,918,433)	$(3,878,768)	$(6)	$(45,797,207)

**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The Fund recognizes transfers between levels as of the beginning of the annual period in which the transfer occurred.

Transfers from Level 1 to Level 2 at August 31, 2016 in the amount of $1,246,217 were due to the application of fair value pricing pursuant to Fair Valuation procedures approved by the Board of Trustees.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2016:

Investments in Securities	Balance as of May 31, 2016	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at August 31, 2016

Rights	$409,795	$(8,484)	$—	$—	$—	$—	$401,311	$(8,484)
Total	$409,795	$(8,484)	$—	$—	$—	$—	$401,311	$(8,484)

Other Financial Instruments	Balance as of May 31, 2016	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at August 31, 2016

Rights	$(12)	$6	$—	$—	$—	$—	$(6)	$6
Total	$(12)	$6	$—	$—	$—	$—	$(6)	$6

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
August 31, 2016 (unaudited)

			Shares	Value
COMMON STOCKS - 2.44%
Electric - 2.44%
Emera, Inc.			37,109	$1,351,195

TOTAL COMMON STOCKS
(Cost $1,361,968)				1,351,195

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.22%
Chemicals - 1.04%
Ashland, Inc.	04/15/2018	3.875%	$562,000	$577,455
Computers & Computer Services - 4.10%
Denali International LLC / Denali Finance Corp.(a)	10/15/2020	5.625%	754,000	787,930
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(a)	06/15/2021	5.875%	1,404,000	1,486,182
				2,274,112
Diversified Financial Services - 1.65%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	03/15/2017	3.500%	915,000	916,144
Electric - 5.54%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.(a)(b)	03/01/2022	11.750%	1,421,820	1,732,843
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., PIK (12.25% PIK)(a)(b)	12/01/2018	11.250%	643,000	647,822
GenOn Energy, Inc.	06/15/2017	7.875%	860,000	690,150
				3,070,815
Engineering & Construction - 1.82%
Tutor Perini Corp.(c)(d)	11/01/2018	7.625%	1,000,000	1,010,000
Entertainment - 5.62%
DreamWorks Animation LLC(a)	08/15/2020	6.875%	1,313,000	1,383,574
Peninsula Gaming LLC / Peninsula Gaming Corp.(a)	02/15/2018	8.375%	900,000	900,000
Scientific Games Corp.(c)	09/15/2018	8.125%	828,000	829,035
				3,112,609
Food - 7.64%
Bumble Bee Holdco., SCA, PIK (10.38% PIK)(a)(e)	03/15/2018	9.625%	250,000	248,750
Bumble Bee Holdings, Inc.(a)(d)	12/15/2017	9.000%	1,307,000	1,329,872
Simmons Foods, Inc.(a)	10/01/2021	7.875%	873,000	862,088
WhiteWave Foods Co.	10/01/2022	5.375%	1,589,000	1,795,570
				4,236,280
Healthcare - Products - 2.37%
Alere, Inc.	06/15/2020	6.500%	1,340,000	1,314,875

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.22% (Continued)
Healthcare - Services - 0.89%
Quorum Health Corp.(a)	04/15/2023	11.625%	$580,000	$491,550
Household Products - 3.04%
Elizabeth Arden, Inc.	03/15/2021	7.375%	1,639,000	1,682,024
Household Products/Wares - 2.73%
Sun Products Corp.(a)	03/15/2021	7.750%	1,456,000	1,512,420
Insurance - 4.37%
Ambac Assurance Corp.(a)	06/07/2020	5.100%	2,101,283	2,421,729
Lodging - 0.75%
Boyd Gaming Corp.	07/01/2020	9.000%	400,000	418,000
Machinery - Construction & Mining - 1.00%
Terex Corp.	05/15/2021	6.000%	540,000	556,740
Media - 4.81%
CSC Holdings LLC(a)(d)	10/15/2025	10.875%	1,246,000	1,460,935
LIN Television Corp.	01/15/2021	6.375%	753,000	786,885
Univision Communications, Inc.(a)	05/15/2021	8.500%	400,000	416,000
				2,663,820
Mining - 3.31%
Thompson Creek Metals Co., Inc.
	06/01/2018	7.375%	549,000	532,530
	05/01/2019	12.500%	1,256,000	1,299,960
				1,832,490
Miscellaneous Manufacturing - 2.90%
LSB Industries, Inc.(d)	08/01/2019	7.750%	1,562,000	1,608,860
Retail - 9.21%
Neiman Marcus Group Ltd. LLC(a)	10/15/2021	8.000%	497,000	425,283
Outerwall, Inc.
	03/15/2019	6.000%	953,000	979,417
	06/15/2021	5.875%	954,000	1,024,357
Rite Aid Corp.(d)	03/15/2020	9.250%	1,000,000	1,055,000
Rite Aid Corp.(a)	04/01/2023	6.125%	1,500,000	1,619,370
				5,103,427
Telecommunications - 6.43%
FairPoint Communications, Inc.(a)	08/15/2019	8.750%	533,000	544,992
Frontier Communications Corp.	09/15/2025	11.000%	1,149,000	1,240,920
Sprint Communications, Inc.(d)	12/01/2016	6.000%	1,253,000	1,265,530
Sprint Communications, Inc.	03/01/2017	9.125%	500,000	514,375
				3,565,817

TOTAL CORPORATE BONDS & NOTES
(Cost $37,713,210)				38,369,167

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 29.54%
Biotechnology - 2.29%
Sequenom, Inc.	01/01/2018	5.000%	$1,250,000	$1,267,969
Healthcare - Products - 3.61%
HeartWare International, Inc.	12/15/2021	1.750%	2,000,000	2,000,000
Home Furnishings - 4.40%
TiVo, Inc.(d)	10/01/2021	2.000%	2,454,000	2,440,196
Internet - 11.10%
FireEye, Inc., Series B	06/01/2035	1.625%	877,000	796,974
LinkedIn Corp.	11/01/2019	0.500%	2,000,000	1,985,000
Shutterfly, Inc.	05/15/2018	0.250%	1,500,000	1,529,062
Twitter, Inc.	09/15/2021	1.000%	2,000,000	1,842,500
				6,153,536
Pharmaceuticals - 2.02%
Depomed, Inc.	09/01/2021	2.500%	906,000	1,118,910
Software - 6.12%
inContact, Inc.	04/01/2022	2.500%	1,000,000	1,197,500
NetSuite, Inc.	06/01/2018	0.250%	2,000,000	2,197,500
				3,395,000

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $15,866,345)				16,375,611

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(f) - 0.03%
Call Option Purchased - 0.01%
Tutor Perini Corp.	10/2016	$25.00	50	$3,500
Put Options Purchased - 0.02%
Scientific Games Corp.	10/2016	9.00	83	9,753

TOTAL PURCHASED OPTIONS
(Cost $19,307)				$13,253

Total Investments - 101.23%
(Cost $54,960,830)				56,109,226

Liabilities in Excess of Other Assets - (1.23)%(g)				(680,801)

NET ASSETS - 100.00%				$55,428,425

Portfolio Footnotes

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2016, these securities had a total value of $18,271,340 or 32.96% of net assets.

(b)	Security in default on interest payments.
(c)	Underlying security for a written/purchased call/put option.
(d)

Security, or a portion of security, is being held as collateral for short sales or written option contracts. At August 31, 2016, the aggregate market value of those securities was $7,974,219, representing 14.39% of net assets.

(e)	Security considered illiquid. On August 31, 2016, the total market value of these securities was $248,750, representing 0.45% of net assets.
(f)	Non-income-producing security.
(g)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2016 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
06/02/2015	Bumble Bee Holdco., SCA	$255,434	$248,750	0.45%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (6.79%)
Electric - (2.44%)
Emera, Inc.	(37,109)	$(1,351,193)
Engineering & Construction - (0.17%)
Tutor Perini Corp.	(4,000)	(92,760)
Internet - (0.70%)
Shutterfly, Inc.	(7,000)	(351,540)
Twitter, Inc.	(1,900)	(36,499)
		(388,039)
Pharmaceuticals - (1.39%)
Depomed, Inc.	(38,143)	(773,922)
Software - (2.01%)
inContact, Inc.	(59,700)	(829,233)
NetSuite, Inc.	(2,600)	(283,140)
		(1,112,373)
Telecommunications - (0.08%)
Frontier Communications Corp.	(10,146)	(46,672)

TOTAL COMMON STOCKS
(Proceeds $3,599,699)		(3,764,959)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (17.55%)
Chemicals - (2.50%)
Ashland, Inc.	08/15/2022	4.750%	$(1,325,000)	$(1,387,938)
Computers & Computer Services - (2.95%)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	06/15/2023	5.450%	(259,000)	(275,932)
EMC Corp.	06/01/2020	2.650%	(1,370,000)	(1,358,877)
				(1,634,809)
Entertainment - (1.17%)
International Game Technology Plc	02/15/2022	6.250%	(600,000)	(646,500)
Internet - (1.59%)
Symantec Corp.	09/15/2020	4.200%	(842,000)	(883,475)
Media - (2.49%)
CSC Holdings LLC	06/01/2024	5.250%	(1,417,000)	(1,378,911)
Oil & Gas Services - (0.42%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(248,000)	(233,289)
Packaging & Containers - (1.97%)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA	02/15/2021	8.250%	(1,050,000)	(1,092,000)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (17.55%) (Continued)
Retail - (3.80%)
Nordstrom, Inc.	10/15/2021	4.000%	$(1,194,000)	$(1,278,819)
Walgreens Boots Alliance, Inc.	11/18/2024	3.800%	(770,000)	(825,720)
				(2,104,539)
Telecommunications - (0.66%)
CenturyLink, Inc.	04/01/2025	5.625%	(374,000)	(364,650)

TOTAL CORPORATE BONDS
(Proceeds $9,269,416)				(9,726,111)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,869,115)				$(13,491,070)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
Tutor Perini Corp.	10/2016	$20.00	(50)	$(1,500)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $5,178)				(1,500)

TOTAL WRITTEN OPTIONS
(Premiums received $5,178)				$(1,500)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	1,037,200	Sale	09/15/2016	$790,969	$1,213

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	1,037,200	Purchase	09/15/2016	$790,969	$(19,759)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Canada	2.44%
Luxembourg	0.45%
United States	98.34%
Liabilities in Excess of Other Assets	(1.23)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

CAD - Canadian dollar

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SCA - Societe en commandite par actions is the French term for limited liability partnership.

The following table summarizes The Arbitrage Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,351,195	$—	$—	$1,351,195
Corporate Bonds**	—	38,369,167	—	38,369,167
Convertible Corporate Bonds**	—	16,375,611	—	16,375,611
Purchased Options	13,253	—	—	13,253
TOTAL	$1,364,448	$54,744,778	$—	$56,109,226

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,213	$—	$1,213
Liabilities
Common Stocks**	(3,764,959)	—	—	(3,764,959)
Corporate Bonds**	—	(9,726,111)	—	(9,726,111)
Written Options	(1,500)	—	—	(1,500)
Forward Foreign Currency Exchange Contracts	—	(19,759)	—	(19,759)
TOTAL	$(3,766,459)	$(9,744,657)	$—	$(13,511,116)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The Arbitrage Tactical Equity Fund	Portfolio of Investments
August 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 53.70%
Beverages - 0.93%
SABMiller Plc	260	$15,016
Biotechnology - 2.36%
Medivation, Inc.(a)	475	38,266
Chemicals - 1.54%
Agrium, Inc.	258	24,861
Commercial Services - 0.98%
Herc Holdings, Inc.(a)(b)	469	15,857
Computers & Computer Services - 10.51%
Accenture Plc, Class A	44	5,060
CGI Group, Inc., Class A(a)	183	8,910
Cognizant Technology Solutions Corp., Class A(a)	83	4,767
CSRA, Inc.	500	12,695
Electronics For Imaging, Inc.(a)	271	12,759
Genpact Ltd.(a)	126	2,981
Hewlett Packard Enterprise Co.	2,227	47,836
International Business Machines Corp.	29	4,608
Leidos Holdings, Inc.	1,743	70,615
		170,231
Food - 3.50%
Nomad Foods Ltd.(a)	3,981	46,538
SUPERVALU, Inc.(a)	1,856	10,171
		56,709
Household Products - 1.01%
Procter & Gamble Co.	188	16,414
Internet - 3.68%
FireEye, Inc.(a)	750	10,770
Yahoo!, Inc.(a)	1,142	48,820
		59,590
Media - 8.13%
Comcast Corp., Class A	706	46,074
Kabel Deutschland Holding AG	467	55,998
Nexstar Broadcasting Group, Inc., Class A(b)	406	21,404
Viacom, Inc., Class B	205	8,270
		131,746
Office/Business Equip - 0.72%
Canon, Inc., Sponsored ADR	406	11,624
Pharmaceuticals - 7.57%
Allergan Plc(a)	165	38,699
Bayer AG	402	43,034
Celesio AG	1,449	40,827
		122,560
Real Estate Investment Trusts - 4.31%
Forest City Realty Trust, Inc., Class B	1,916	45,428

	Shares	Value
COMMON STOCKS - 53.70% (Continued)
Real Estate Investment Trusts - 4.31% (Continued)
Forest City Realty Trust, Inc., Class A	1,033	$24,441
		69,869
Retail - 1.48%
Advance Auto Parts, Inc.	101	15,896
Cabela’s, Inc.(a)	164	8,034
		23,930
Semiconductors - 2.52%
Broadcom Ltd.	204	35,990
Intel Corp.	136	4,881
		40,871
Software - 2.06%
CA, Inc.	132	4,476
Imperva, Inc.(a)	255	11,477
Oracle Corp.	113	4,658
VMware, Inc., Class A(a)	175	12,833
		33,444
Telecommunications - 1.89%
Infoblox, Inc.(a)	1,059	22,726
TDC A/S	1,428	7,894
		30,620
Transportation - 0.51%
Ansaldo STS SpA	701	8,257

TOTAL COMMON STOCKS (Cost $810,345)		869,865

EXCHANGE-TRADED FUNDS - 2.11%
Equity Funds - 2.11%
Consumer Staples Select Sector SPDR® Fund	207	11,265
Industrial Select Sector SPDR® Fund	93	5,449
SPDR® S&P® Homebuilders ETF	482	17,419
		34,133
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,110)		34,133

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.16%
Call Options Purchased - 0.16%
Molson Coors Brewing Co., Class B	10/2016	$97.50	2	$1,450
Symantec Corp.:
	09/2016	25.00	4	60
	09/2016	26.00	4	28

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.16% (Continued)
Call Options Purchased - 0.16% (Continued)
T-Mobile US, Inc.:
	09/2016	$48.00	2	$60
	11/2016	48.00	7	1,068

TOTAL CALL OPTIONS PURCHASED (Cost $2,855)				2,666
Put Options Purchased - 0.00%(c)
Tronc, Inc.	10/2016	10.00	5	25

TOTAL PURCHASED OPTIONS (Cost $3,135)				2,691

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 23.53%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.423	%(d)	371,583	371,583
Time Deposit
State Street Bank Euro Dollar Time Deposit			9,636	9,636

TOTAL SHORT-TERM INVESTMENTS (Cost $381,219)				381,219

Total Investments - 79.50% (Cost $1,226,809)				1,287,908

Other Assets in Excess of Liabilities - 20.50%(e)				332,119

NET ASSETS - 100.00%				$1,620,027

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Less than 0.005% of net assets.
(d)	Rate shown is the 7-day effective yield as of August 31, 2016.
(e)	Includes cash which is being held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (38.04%)
Beverages - (1.25%)
Molson Coors Brewing Co., Class B	(198)	$(20,259)
Chemicals - (1.73%)
Potash Corp. of Saskatchewan, Inc.	(1,548)	(28,019)
Commercial Services - (0.30%)
Booz Allen Hamilton Holding Corp.	(159)	(4,827)
Computers & Computer Services - (7.45%)
CACI International, Inc., Class A	(48)	(4,769)
Computer Sciences Corp.	(601)	(28,271)
International Business Machines Corp.	(67)	(10,645)
Leidos Holdings, Inc.	(1,743)	(70,609)
Science Applications International Corp.	(100)	(6,381)
		(120,675)
Construction Materials - (1.12%)
Armstrong World Industries, Inc.	(417)	(18,127)
Food - (0.39%)
Kroger Co.	(29)	(928)
SpartanNash Co.	(72)	(2,305)
Sprouts Farmers Market, Inc.	(42)	(946)
United Natural Foods, Inc.	(45)	(2,052)
		(6,231)
Healthcare - Services - (1.33%)
Aetna, Inc.	(184)	(21,550)
Internet - (5.04%)
Alibaba Group Holding Ltd., Sponsored ADR	(462)	(44,902)
Symantec Corp.	(1,520)	(36,677)
		(81,579)
Machinery - Diversified - (0.37%)
Manitowoc Foodservice, Inc.	(374)	(6,033)
Media - (4.73%)
Cable One, Inc.	(39)	(21,104)
Charter Communications, Inc., Class A	(163)	(41,925)
Gray Television, Inc.	(370)	(4,155)
Sinclair Broadcast Group, Inc., Class A	(176)	(5,013)
TEGNA, Inc.	(220)	(4,457)
		(76,654)
Office/Business Equip - (1.47%)
Xerox Corp.	(2,422)	(23,857)
Pharmaceuticals - (2.09%)
Merck KGaA	(322)	(33,885)
Real Estate Investment Trusts - (3.81%)
Forest City Realty Trust, Inc., Class A	(1,916)	(45,333)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (38.04%) (Continued)
Real Estate Investment Trusts - (3.81)% (Continued)
Seritage Growth Properties, Class A	(370)	$(16,465)
		(61,798)
Retail - (0.84%)
AutoZone, Inc.	(9)	(6,676)
O’Reilly Automotive, Inc.	(25)	(6,999)
		(13,675)
Semiconductors - (0.72%)
Intel Corp.	(323)	(11,592)
Telecommunications - (5.40%)
CenturyLink, Inc.	(436)	(12,121)
Cisco Systems, Inc.	(352)	(11,067)
LogMeIn, Inc.	(276)	(23,046)
T-Mobile US, Inc.	(890)	(41,242)
		(87,476)
TOTAL COMMON STOCKS (Proceeds $600,296)		(616,237)

EXCHANGE-TRADED FUNDS - (7.88%)
Equity Funds - (7.88%)
Consumer Staples Select Sector SPDR® Fund	(816)	(44,407)
iShares® Nasdaq Biotechnology ETF	(28)	(7,865)
iShares® Russell 2000 Growth ETF	(74)	(10,886)
SPDR® S&P® Retail ETF	(28)	(1,245)
Technology Select Sector SPDR® Fund	(262)	(12,312)
VanEck Vectors Semiconductor ETF	(463)	(30,655)
Vanguard REIT ETF	(229)	(20,374)
		(127,744)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $122,912)		(127,744)

TOTAL SECURITIES SOLD SHORT (Proceeds $723,208)		$(743,981)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Herc Holdings, Inc.	09/2016	$35.00	(1)	$(80)
Nexstar Broadcasting Group, Inc., Class A	09/2016	55.00	(1)	(53)

TOTAL WRITTEN CALL OPTIONS (Premiums received $223)				(133)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
Herc Holdings, Inc.	09/2016	$30.00	(1)	$(32)

TOTAL WRITTEN PUT OPTIONS (Premiums received $109)				(32)

TOTAL WRITTEN OPTIONS (Premiums received $332)				$(165)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	SABMiller Plc	Paid 1 Month-LIBOR plus 50 bps	07/29/2017	$(40,503)	$62
Morgan Stanley	STOXX Europe 600 Telecommunications	Received 1 Month-EONIA plus 45 bps	08/25/2017	5,993	16
				$(34,510)	$78

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	Goldman Sachs	5,530	Purchase	09/15/2016	$4,217	$33
CAD	Goldman Sachs	32,800	Sale	09/15/2016	25,013	314
DKK	Goldman Sachs	53,300	Sale	09/15/2016	7,993	46
EUR	Goldman Sachs	2,980	Purchase	09/15/2016	3,325	28
EUR	Goldman Sachs	106,470	Sale	09/15/2016	118,825	1,494
GBP	Goldman Sachs	200	Purchase	09/15/2016	263	4
GBP	Goldman Sachs	11,900	Sale	09/15/2016	15,631	27
						$1,946

Contract Description	Counterparty	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	Goldman Sachs	27,270	Purchase	09/15/2016	$20,797	$(507)
EUR	Goldman Sachs	3,000	Purchase	09/15/2016	3,348	(17)
EUR	Goldman Sachs	13,720	Sale	09/15/2016	15,311	(26)
						$(550)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	8.64%
United Kingdom	3.80%
Singapore	2.22%
Canada	2.09%
Japan	0.72%
Italy	0.51%
Denmark	0.49%
Ireland	0.31%
United States	60.72%
Other Assets in Excess of Liabilities	20.50%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

A/S - Aktieselskab is a Danish term for a stock-based corporation.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points

CAD - Canadian dollar

DKK - Danish krone

EONIA - Euro OverNight Index Average

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

Ltd. - Limited

Plc - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$869,865	$—	$—	$869,865
Exchange-Traded Funds**	34,133	—	—	34,133
Purchased Options	2,691	—	—	2,691
Short-Term Investments	381,219	—	—	381,219
TOTAL	$1,287,908	$—	$—	$1,287,908

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,946	$—	$1,946
Equity Swaps	—	78	—	78
Liabilities
Common Stocks**	(616,237)	—	—	(616,237)
Exchange-Traded Funds**	(127,744)	—	—	(127,744)
Written Options	(165)	—	—	(165)
Forward Foreign Currency Exchange Contracts	—	(550)	—	(550)
TOTAL	$(744,146)	$1,474	$—	$(742,672)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust. The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”).

Fund	Commencement of Operations
Arbitrage Fund
Class R shares	September 18, 2000
Class I shares	October 17, 2003
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Event-Driven Fund
Class R shares	October 1, 2010
Class I shares	October 1, 2010
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Credit Opportunities Fund
Class R shares	October 1, 2012
Class I shares	October 1, 2012
Class C shares	October 1, 2012
Class A shares	June 1, 2013
Tactical Equity Fund
Class R shares	January 2, 2015
Class I shares	January 2, 2015
Class C shares	January 2, 2015
Class A shares	January 2, 2015

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund seeks to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended August 31, 2016, there were no significant changes to the Funds’ fair value methodologies. Information on transfers between Level 1 and Level 2, if any, and transfers for Level 3 securities, if any, are disclosed following the leveling table in the Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation —  Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short.

Securities Lending — To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

Certain Funds may participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at August 31, 2016 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Arbitrage Fund	$15,755,184	$16,074,684	$—

Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written during the period ended August 31, 2016, is as follows:

Arbitrage Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period ended	1,544	$82,843	1,286	$171,350
Options written	4,179	187,213	16,174	821,724
Options closed	(1,475)	(26,874)	(2,576)	(150,550)
Options exercised	(499)	(15,274)	(1,560)	(251,489)
Options expired	(1,852)	(102,296)	(7,320)	(250,046)
Options outstanding at end of period ended	1,897	$125,612	6,004	$340,989

Event-Driven Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period ended	186	$12,311	227	$30,514
Options written	1,239	93,278	2,662	162,333
Options closed	(188)	(7,493)	(188)	(10,245)
Options exercised	(135)	(11,461)	(220)	(31,728)
Options expired	(722)	(52,906)	(1,864)	(104,122)
Options outstanding at end of period ended	380	$33,729	617	$46,752

Credit Opportunities Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period ended	376	$34,737	—	$—
Options written	1,133	22,602	83	4,008
Options closed	(26)	(2,772)	—	—
Options exercised	—	—	(83)	(4,008)
Options expired	(1,433)	(49,389)	—	—
Options outstanding at end of period ended	50	$5,178	—	$—

Tactical Equity Fund	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period ended	8	$1,193	5	$1,298
Options written	9	750	19	1,749
Options closed	(4)	(363)	—	—
Options exercised	(1)	(111)	(6)	(1,270)
Options expired	(11)	(1,360)	(16)	(1,554)
Options outstanding at end of period ended	1	$109	2	$223

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 as amended (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at August 31, 2016 are disclosed in the Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

The following information is computed on a tax basis for each item as of August 31, 2016:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Arbitrage Fund	$11,210,738	$(14,634,994)	$966,865	$(2,457,391)	$1,737,929,083
Event-Driven Fund	2,282,040	(2,217,620)	(910,384)	(845,964)	164,323,739
Credit Opportunities Fund	1,327,942	(200,739)	(636,727)	490,476	54,982,023
Tactical Equity Fund	37,927	(3,427)	(19,131)	15,369	1,253,408

Item 2 – Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 26, 2016

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	October 26, 2016